UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2007 (unaudited)

Prospector Capital Appreciation Fund

DESCRIPTION	SHARES	VALUE
Common Stocks - 48.5%
Agricultural Products - 0.4%
Saskachewan Wheat Pool*	1,300	$15,080

Banks - 1.0%
Capitol Federal Financial	600	20,520
Oritani Financial*	1,200	19,008
		39,528
Chemicals - 3.6%
E.I. Du Pont de Nemours	3,000	148,680

Consumer Discretionary - 5.5%
E.W. Scripps, Class A	500	21,000
Fortune Brands	200	16,298
H & R Block	1,800	38,124
Meredith	2,000	114,600
New York Times, Class A	900	17,784
Tribune	800	21,856
		229,662
Consumer Staples - 1.3%
Coca-Cola	300	17,241
Tootsie Roll Industries	1,400	37,142
		54,383
Energy - 7.5%
Cimarex Energy	4,800	178,800
Encore Acquisition*	400	12,660
Hess	600	39,918
Petro - Canada	700	40,173
Pogo Producing	700	37,177
		308,728
Healthcare - 1.8%
Pfizer	3,100	75,733

Insurance - 4.1%
Berkshire Hathaway, Class B*	25	98,800
Cincinnati Financial	400	17,324
Employers Holdings	900	18,549
Marsh & McLennan	700	17,850
State Auto Financial	600	17,550
		170,073
Industrials - 0.3%
Tyco International	300	13,302

Information Technology - 1.2%
Automatic Data Processing	800	36,744
IBM	100	11,780
		48,524
Metals & Mining - 5.4%
Barrick Gold	900	36,252
Gold Fields, ADR	8,400	151,956
Newmont Mining	800	35,784
		223,992
Paper & Forest Products - 1.9%
TimberWest Forest	4,800	76,560

Real Estate Investment Trusts - 2.7%
Post Properties	2,900	112,230

Utilities - 11.8%
Mirant*	6,900	280,692
NorthWestern	700	19,019
Sierra Pacific Resources	2,400	37,752
Unisource Energy	5,000	149,450
		486,913

Total Common Stocks
(Cost $2,009,160)		$2,003,388

Convertible Corporate Bonds - 25.2%	PAR
Amdocs
0.500%, 03/15/2024	$50,000	$52,625
Amgen
0.125%, 02/01/2011	125,000	116,094
Anglogold Ashanti
2.375%, 09/02/2027	200,000	201,250
Archer Daniels
0.875%, 02/15/2014	100,000	95,625
Carnival
1.132%, 04/29/2033	50,000	34,437
Conseco
3.500%, 09/30/2035	50,000	45,812
ERP Operating
3.850%, 08/15/2026	75,000	74,093
Eastman Kodak
3.375%, 10/15/2033	75,000	79,594
Electronic Data Systems
3.875%, 07/15/2023	50,000	50,125
Medtronic
1.500%, 04/15/2011	100,000	110,625
St. Jude Medical
1.220%, 12/15/2008	50,000	50,813
Wyeth
4.886%, 01/15/2024 (a)	125,000	131,721

Total Convertible Corporate Bonds
(Cost $1,045,070)		$1,042,814

Corporate Bond - 2.8%
Calpine
8.500%, 02/15/2011* (b)
(Cost $115,375)	100,000	$114,000

Short-Term Investment - 1.2%	SHARES
AIM Short-Term Treasury Portfolio
(Cost $50,010)	50,010	$50,010

Total Investments - 77.7%
(Cost $3,219,615)		$3,210,212
Other Assets and Liabilities, Net - 22.3%		$922,905
Total Net Assets - 100.0%		$4,133,117

*	Non - income producing security.
(a)	Variable rate security at September 30, 2007.
(b)	Security in default at September 30, 2007.

ADR - American Depository Receipt

Schedule of Investments September 30, 2007 (unaudited)

Prospector Opportunity Fund

DESCRIPTION	SHARES	VALUE
Common Stocks - 85.9%
Agricultural Products - 1.0%
Saskachewan Wheat Pool*	2,800	$32,480

Banks - 13.6%
Abington Bancorp	4,900	47,775
Commerce Bancorp	1,200	46,536
Fox Chase Bancorp *	4,800	63,552
Heritage Financial Group	1,200	16,800
OceanFirst Financial	1,800	31,230
Oritani Financial *	6,000	95,040
Roma Financial	3,700	63,270
State Bancorp	1,900	30,970
ViewPoint Financial Group	1,700	31,416
Westfield Financial	3,200	31,072
		457,661
Chemicals - 2.8%
Scotts Miracle-Gro	2,200	94,050

Consumer Discretionary - 3.7%
AFC Enterprises *	4,100	61,705
KB Home	600	15,036
Landry's Restaurants	1,200	31,752
Ryland Group	700	15,001
		123,494
Consumer Staples - 8.5%
Church & Dwight	2,000	94,080
Heineken Holding	1,100	63,089
Hershey	700	32,487
Tootsie Roll Industries	1,200	31,836
UST	1,300	64,480
		285,972
Diversified Financials - 5.7%
Bear Stearns	260	31,931
Calamos Asset Management, Class A	1,100	31,053
CIT Group	800	32,160
Invesco, ADR	2,300	62,790
Leucadia National	700	33,754
		191,688
Energy - 6.6%
Cimarex	1,700	63,325
Encore Acquisition *	1,000	31,650
Hugoton Royalty Trust	700	16,548
Plains Exploration & Production *	1,400	61,908
Pogo Producing	600	31,866
San Juan Basin Royalty Trust	500	16,900
		222,197
Industrials - 0.9%
USG *	800	30,040

Information Technology - 6.2%
CACI International *	1,200	61,308
Network Appliance *	800	21,528
Novellus Systems *	1,200	32,712
SAIC *	3,300	63,327
Symantec *	1,600	31,008
		209,883
Insurance - 18.6%
AON	1,400	62,734
Arch Capital Group *	800	59,528
Assurant	1,200	64,200
Axis Capital Holdings	1,600	62,256
Chubb	1,200	64,368
Cincinnati Financial	700	30,317
Hanover Insurance Group	700	30,933
Lancashire Holdings *	4,400	32,609
Max Capital Group	1,100	30,844
Platinum Underwriters Holdings	1,800	64,728
Safety Insurance Group	900	32,346
Validus Holdings *	1,300	31,512
Wesco Financial Group	146	58,108
		624,483
Metals & Mining - 2.8%
Gold Fields, ADR	3,500	63,315
Kinross Gold *	2,100	31,458
		94,773
Paper & Forest Products - 2.9%
Domtar *	3,900	31,980
Timberwest Forest	4,000	63,800
		95,780
Real Estate Investment Trusts - 4.2%
Post Properties	1,600	61,920
Thomas Properties Group	6,600	79,200
		141,120
Utilities - 8.4%
CMS Energy	3,700	62,234
DPL	1,200	31,512
NorthWestern	1,200	32,604
Sierra Pacific Resources	4,000	62,920
Unisource Energy	3,100	92,659
		281,929
Total Common Stocks
(Cost $2,890,074)		$2,885,550

Corporate Bond - 2.5%	PAR
Calpine
8.500%, 02/15/2011 * (a)
(Cost $86,531)	$75,000	$85,500

Short-Term Investment - 1.5%	SHARES
AIM Short-Term Treasury Portfolio
(Cost $50,010)	50,010	$50,010

Total Investments - 89.9%
(Cost $3,026,615)		$3,021,060
Other Assets and Liabilities, Net - 10.1%		$338,941
Total Net Assets - 100.0%		$3,360,001

*	Non-income producing security.
(a)	Security in default at September 30, 2007.

ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$3,219,615	$3,026,615

Gross unrealized appreciation	3,264	7,376
Gross unrealized depreciation	(12,667)	(12,931)
Net unrealized depreciation	$(9,403)	$(5,555)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prospector Funds, Inc.

By (Signature and Title)   /s/John D. Gillespie
  John D. Gillespie, President

Date   November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John D. Gillespie
 John D. Gillespie, President

Date   November 20, 2007

By (Signature and Title)*   /s/Peter N. Perugini
Peter N. Perugini, Treasurer

Date   November 20, 2007